Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

			Shares	Value
Common Stocks : 1.71%

Energy : 1.71%

Energy Equipment & Services : 1.71%
Bristow Group Incorporated †			551,448	$8,828,682

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	438

Total Common Stocks (Cost $18,671,372)				8,829,120

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 110.20%

Communication Services : 16.78%

Diversified Telecommunication Services : 0.86%
Level 3 Financing Incorporated 144A	4.25%	7-1-2028	$1,250,000	1,303,125
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,601,731
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,144,260
Level 3 Financing Incorporated	5.63	2-1-2023	378,000	379,588
				4,428,704

Entertainment : 0.09%
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	425,000	456,875

Interactive Media & Services : 0.08%
Match Group Incorporated 144A	4.13	8-1-2030	375,000	386,250

Media : 13.22%
Block Communications Incorporated 144A	4.88	3-1-2028	400,000	404,000
CCO Holdings LLC 144A	4.00	3-1-2023	175,000	177,625
CCO Holdings LLC 144A	4.50	8-15-2030	1,650,000	1,748,835
CCO Holdings LLC 144A	4.50	5-1-2032	850,000	896,750
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	397,500
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	795,703
CCO Holdings LLC 144A	5.38	5-1-2025	7,000,000	7,218,750
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	343,785
CCO Holdings LLC 144A	5.75	2-15-2026	3,675,000	3,840,375
Cinemark Incorporated 144A	8.75	5-1-2025	200,000	206,000
CSC Holdings LLC 144A	4.13	12-1-2030	775,000	816,656
CSC Holdings LLC 144A	4.63	12-1-2030	2,125,000	2,231,250
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,217,813
CSC Holdings LLC 144A	5.50	5-15-2026	2,425,000	2,543,219
CSC Holdings LLC 144A	7.50	4-1-2028	2,150,000	2,473,145
Diamond Sports Group LLC 144A	5.38	8-15-2026	375,000	288,776
Diamond Sports Group LLC 144A	6.63	8-15-2027	2,160,000	1,182,600
DISH Network Corporation	3.38	8-15-2026	3,125,000	2,876,969
Gray Television Incorporated 144A	5.13	10-15-2024	1,850,000	1,900,487
Gray Television Incorporated 144A	5.88	7-15-2026	6,700,000	6,931,954
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	737,438
Lamar Media Corporation 144A	3.75	2-15-2028	2,175,000	2,194,031
Lamar Media Corporation 144A	4.00	2-15-2030	2,175,000	2,196,750
Lamar Media Corporation	5.75	2-1-2026	200,000	210,060
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	3,900,000	4,174,170
Nielsen Finance LLC 144A	5.00	4-15-2022	5,125,000	5,147,550
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,600,000	1,496,000
Outfront Media Capital Corporation 144A	5.00	8-15-2027	30,000	29,374
Outfront Media Capital Corporation	5.63	2-15-2024	960,000	969,600

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Media (continued)
QVC Incorporated	4.75%	2-15-2027	$400,000	$410,000
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,525,000	5,546,250
Scripps Escrow Incorporated 144A	5.88	7-15-2027	400,000	402,000
The E.W. Scripps Company 144A	5.13	5-15-2025	6,194,000	6,085,605
				68,091,020

Wireless Telecommunication Services : 2.53%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,325,000	1,358,523
Sprint Capital Corporation	6.88	11-15-2028	375,000	486,263
Sprint Capital Corporation	8.75	3-15-2032	1,975,000	3,046,438
T-Mobile USA Incorporated	4.50	2-1-2026	475,000	489,250
T-Mobile USA Incorporated	4.75	2-1-2028	900,000	975,240
T-Mobile USA Incorporated	5.13	4-15-2025	775,000	794,375
T-Mobile USA Incorporated	5.38	4-15-2027	2,250,000	2,455,313
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	281,487
T-Mobile USA Incorporated	6.38	3-1-2025	3,050,000	3,130,947
				13,017,836

Consumer Discretionary : 15.55%

Auto Components : 3.43%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,695,000	1,771,275
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,475,000	8,638,144
Allison Transmission Incorporated 144A	5.88	6-1-2029	1,050,000	1,160,009
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,767,388
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	325,000	347,789
				17,684,605

Automobiles : 0.95%
Clarios Global LP 144A	6.75	5-15-2025	200,000	215,000
Ford Motor Company	4.75	1-15-2043	3,925,000	3,591,375
Ford Motor Company	9.00	4-22-2025	425,000	500,703
Ford Motor Company	9.63	4-22-2030	425,000	563,886
				4,870,964

Diversified Consumer Services : 3.67%
Carriage Services Incorporated 144A	6.63	6-1-2026	5,380,000	5,689,404
Service Corporation International	4.63	12-15-2027	1,325,000	1,407,813
Service Corporation International	7.50	4-1-2027	8,700,000	10,092,000
Service Corporation International	8.00	11-15-2021	1,635,000	1,737,188
				18,926,405

Hotels, Restaurants & Leisure : 3.09%
CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,305,500
Hilton Domestic Operating Company	4.88	1-15-2030	375,000	393,750
KFC Holding Company 144A	5.00	6-1-2024	2,075,000	2,125,423
Royal Caribbean Cruises	4.25	6-15-2023	50,000	47,418
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	4,025,000	4,105,500
Yum! Brands Incorporated 144A	4.75	1-15-2030	450,000	488,250
Yum! Brands Incorporated 144A	7.75	4-1-2025	400,000	449,000
				15,914,841

Specialty Retail : 4.07%
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	1,098,000	1,125,830
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	1,027,000	1,052,675
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,242,058
Lithia Motors Incorporated 144A	5.25	8-1-2025	4,200,000	4,368,000

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lithia Motors Incorporated 144A	4.63%	12-15-2027	$400,000	$425,120
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,045,000
Penske Auto Group Incorporated	5.38	12-1-2024	5,400,000	5,535,000
Penske Auto Group Incorporated	5.75	10-1-2022	2,325,000	2,352,691
Sonic Automotive Incorporated	6.13	3-15-2027	2,699,000	2,793,465
				20,939,839

Textiles, Apparel & Luxury Goods : 0.34%
Levi Strauss & Company	5.00	5-1-2025	200,000	204,520
The William Carter Company 144A	5.50	5-15-2025	400,000	425,628
The William Carter Company 144A	5.63	3-15-2027	1,050,000	1,118,250
				1,748,398

Consumer Staples : 1.54%

Beverages : 0.23%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,168,594

Food & Staples Retailing : 0.19%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	450,000	475,875
Albertsons Companies Incorporated 144A	4.88	2-15-2030	450,000	487,350
				963,225

Food Products : 0.97%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	975,000	1,040,813
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,419,000
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	400,000	423,000
Prestige Brands Incorporated 144A	5.13	1-15-2028	400,000	419,716
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	683,100
				4,985,629

Household Products : 0.15%
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	798,250

Energy : 23.48%

Energy Equipment & Services : 5.32%
Bristow Group Incorporated †(a)	6.25	10-15-2022	9,325,000	0
Diamond Offshore Drilling Incorporated †	4.88	11-1-2043	2,875,000	313,116
Era Group Incorporated	7.75	12-15-2022	4,820,000	4,554,900
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,944,938
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	3,977,384
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,332,188
NGPL PipeCo LLC 144A	4.38	8-15-2022	850,000	881,558
NGPL PipeCo LLC 144A	7.77	12-15-2037	1,000,000	1,273,424
Oceaneering International Incorporated	6.00	2-1-2028	4,350,000	2,750,288
Pattern Energy Operations LP 144A	4.50	8-15-2028	6,750,000	7,155,000
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,203,750
				27,386,546

Oil, Gas & Consumable Fuels : 18.16%
Antero Midstream Partners LP 144A	5.75	1-15-2028	5,225,000	4,454,835
Apache Corporation	4.25	1-15-2030	75,000	72,210
Apache Corporation	4.75	4-15-2043	2,191,000	2,081,450
Archrock Partners LP 144A	6.25	4-1-2028	400,000	404,000
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,407,258
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,185,000

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Company	8.25%	7-15-2025	$3,046,000	$913,800
Callon Petroleum Company	6.25	4-15-2023	700,000	227,500
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	2,200,000	2,486,992
Cheniere Energy Partners LP	4.50	10-1-2029	1,075,000	1,137,135
Cheniere Energy Partners LP	5.25	10-1-2025	7,875,000	8,071,875
Cheniere Energy Partners LP	5.63	10-1-2026	1,325,000	1,399,531
Denbury Resources Incorporated †	6.38	12-31-2024	1,713,000	235,538
Denbury Resources Incorporated †144A	7.75	2-15-2024	2,399,000	1,011,083
Denbury Resources Incorporated †144A	9.00	5-15-2021	3,550,000	1,497,639
Denbury Resources Incorporated †144A	9.25	3-31-2022	1,362,000	575,445
EnLink Midstream LLC	5.38	6-1-2029	4,725,000	3,776,173
EnLink Midstream Partners LP	4.15	6-1-2025	30,000	24,036
EnLink Midstream Partners LP	4.40	4-1-2024	900,000	773,028
EnLink Midstream Partners LP	5.05	4-1-2045	3,350,000	1,809,000
EnLink Midstream Partners LP	5.45	6-1-2047	3,350,000	1,887,725
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,218,780
Enviva Partners LP 144A	6.50	1-15-2026	4,725,000	5,091,188
EQM Midstream Partners LP 144A	6.00	7-1-2025	200,000	212,132
EQM Midstream Partners LP 144A	6.50	7-1-2027	400,000	441,040
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,162,593
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,201,901
MPLX LP	5.25	1-15-2025	1,150,000	1,199,808
MPLX LP	6.38	5-1-2024	725,000	747,450
Murphy Oil Corporation	4.75	9-15-2029	200,000	211,434
Murphy Oil Corporation	5.75	8-15-2025	360,000	338,839
Murphy Oil Corporation	5.88	12-1-2027	400,000	368,000
Occidental Petroleum Corporation	4.63	6-15-2045	4,550,000	3,766,490
Occidental Petroleum Corporation	6.20	3-15-2040	1,425,000	1,382,250
Occidental Petroleum Corporation	6.45	9-15-2036	11,025,000	11,027,315
Occidental Petroleum Corporation	6.60	3-15-2046	1,215,000	1,185,925
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	2,200,000	2,134,000
Rockies Express Pipeline LLC 144A	4.80	5-15-2030	2,200,000	2,081,728
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,069,000	1,044,285
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,600,000	3,618,000
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,173,000
Southwestern Energy Company	6.45	1-23-2025	75,000	69,275
Southwestern Energy Company	7.50	4-1-2026	750,000	703,688
Southwestern Energy Company	7.75	10-1-2027	2,650,000	2,491,795
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	7,925,000	7,600,630
Ultra Resources Incorporated 144A†	7.13	4-15-2025	8,900,000	22,250
Western Midstream Operating LP	5.05	2-1-2030	1,860,000	1,883,492
Western Midstream Operating LP	5.30	3-1-2048	3,181,000	2,841,619
Western Midstream Operating LP	6.25	2-1-2050	150,000	148,125
Whiting Petroleum Corporation†	1.25	4-1-2020	4,150,000	726,250
				93,524,535

Financials : 7.80%

Banks : 0.04%
Citigroup Incorporated	6.13	3-9-2028	205,000	231,650

Consumer Finance : 3.86%
FirstCash Incorporated 144A	5.38	6-1-2024	1,585,000	1,627,161
Ford Motor Credit Company LLC	4.39	1-8-2026	4,200,000	4,314,156
Ford Motor Credit Company LLC	5.11	5-3-2029	5,825,000	6,210,906
Ford Motor Credit Company LLC	5.13	6-16-2025	850,000	906,160
Springleaf Finance Corporation	5.38	11-15-2029	1,925,000	2,031,068
Springleaf Finance Corporation	6.63	1-15-2028	350,000	401,085
Springleaf Finance Corporation	7.13	3-15-2026	2,425,000	2,842,900
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,516,460
				19,849,896

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 1.66%
LPL Holdings Incorporated 144A	4.63%	11-15-2027	$575,000	$592,250
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,650,000	7,956,000
				8,548,250

Insurance : 1.35%
AmWINS Group Incorporated 144A	7.75	7-1-2026	3,675,000	4,047,094
HUB International Limited 144A	7.00	5-1-2026	1,475,000	1,545,063
USI Incorporated 144A	6.88	5-1-2025	1,325,000	1,358,125
				6,950,282

Thrifts & Mortgage Finance : 0.89%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	625,000	612,500
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	575,000	485,875
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	3,800,000	3,496,000
				4,594,375

Health Care : 10.40%

Health Care Equipment & Supplies : 1.47%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	753,000	796,298
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	1,009,125
Hologic Incorporated 144A	4.38	10-15-2025	4,700,000	4,817,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	967,500
				7,590,423

Health Care Providers & Services : 6.94%
Centene Corporation 144A	5.38	8-15-2026	350,000	374,500
Community Health Systems Incorporated	6.25	3-31-2023	1,000,000	1,007,500
Community Health Systems Incorporated 144A	6.63	2-15-2025	4,525,000	4,571,608
Davita Incorporated 144A	4.63	6-1-2030	1,625,000	1,729,081
Encompass Health Corporation	4.50	2-1-2028	600,000	627,000
Encompass Health Corporation	4.75	2-1-2030	550,000	581,141
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,785,306
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	6,900,000	7,081,125
MPT Operating Partnership LP	4.63	8-1-2029	875,000	924,490
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,439,938
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,360,000
MPT Operating Partnership LP	6.38	3-1-2024	515,000	531,094
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,220,688
Select Medical Corporation 144A	6.25	8-15-2026	2,625,000	2,828,438
Tenet Healthcare Corporation	4.63	7-15-2024	614,000	627,815
Tenet Healthcare Corporation 144A	4.63	6-15-2028	400,000	420,680
Tenet Healthcare Corporation 144A	4.88	1-1-2026	2,950,000	3,085,582
Tenet Healthcare Corporation 144A	5.13	11-1-2027	650,000	690,625
Tenet Healthcare Corporation	7.00	8-1-2025	950,000	980,676
Tenet Healthcare Corporation 144A	7.50	4-1-2025	400,000	442,500
Vizient Incorporated 144A	6.25	5-15-2027	375,000	399,375
				35,709,162

Health Care Technology : 1.53%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,550,000	6,697,375
IQVIA Incorporated 144A	5.00	10-15-2026	375,000	395,618
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	773,711
				7,866,704

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.26%
Charles River Laboratories Incorporated 144A	5.50%	4-1-2026	$575,000	$607,344
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	250,000	264,375
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	450,000	470,813
				1,342,532

Pharmaceuticals : 0.20%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	925,000	1,029,063

Industrials : 9.89%

Aerospace & Defense : 1.41%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,175,000	1,207,336
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	1,625,000	1,535,625
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	4,350,000	4,514,887
				7,257,848

Commercial Services & Supplies : 5.88%
ACCO Brands Corporation 144A	5.25	12-15-2024	725,000	743,125
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	6,150,000	6,381,855
Covanta Holding Corporation	5.88	3-1-2024	4,500,000	4,614,570
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,552,500
Covanta Holding Corporation	6.00	1-1-2027	375,000	388,125
IAA Spinco Incorporated 144A	5.50	6-15-2027	3,650,000	3,891,813
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,050,000	11,105,250
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	1,625,000	1,622,969
				30,300,207

Machinery : 1.58%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,852,000
Trimas Corporation 144A	4.88	10-15-2025	4,175,000	4,270,232
				8,122,232

Trading Companies & Distributors : 1.02%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	5,125,000	4,818,576
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	395,000	407,838
				5,226,414

Information Technology : 8.67%

Communications Equipment : 0.61%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,583,635
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	1,450,000	1,563,680
				3,147,315

IT Services : 2.36%
Cardtronics Incorporated 144A	5.50	5-1-2025	6,450,000	6,466,125
Gartner Incorporated 144A	5.13	4-1-2025	5,250,000	5,427,398
Tempo Acquisition LLC 144A	5.75	6-1-2025	225,000	236,813
				12,130,336

Software : 1.24%
CDK Global Incorporated 144A	5.25	5-15-2029	350,000	383,268
Fair Isaac Corporation 144A	4.00	6-15-2028	325,000	339,950
Fair Isaac Corporation 144A	5.25	5-15-2026	2,450,000	2,756,250
NortonLifeLock Incorporated 144A	5.00	4-15-2025	1,150,000	1,181,292

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software (continued)
SS&C Technologies Incorporated 144A	5.50%	9-30-2027	$1,625,000	$1,746,875
				6,407,635

Technology Hardware, Storage & Peripherals : 4.46%
Dell International LLC 144A	5.88	6-15-2021	1,390,000	1,391,738
Dell International LLC 144A	7.13	6-15-2024	10,175,000	10,563,787
NCR Corporation	6.38	12-15-2023	10,268,000	10,576,040
NCR Corporation 144A	8.13	4-15-2025	400,000	443,880
				22,975,445

Materials : 5.70%

Chemicals : 0.23%
Valvoline Incorporated 144A	4.25	2-15-2030	775,000	814,719
Valvoline Incorporated 144A	4.38	8-15-2025	375,000	387,656
				1,202,375

Containers & Packaging : 4.09%
Ball Corporation	5.25	7-1-2025	630,000	718,200
Berry Global Incorporated 144A	4.88	7-15-2026	1,000,000	1,056,250
Berry Global Incorporated	5.13	7-15-2023	600,000	608,250
Berry Global Incorporated 144A	5.63	7-15-2027	350,000	374,500
Berry Global Incorporated	6.00	10-15-2022	375,000	376,875
Crown Americas Capital Corporation VI	4.75	2-1-2026	1,700,000	1,773,916
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	4,100,500
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	2,700,000	2,740,500
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	950,000	984,856
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	1,300,000	1,372,410
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	750,000	802,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	1,451,000	1,473,200
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,585,000
Silgan Holdings Incorporated	4.13	2-1-2028	2,025,000	2,075,625
				21,042,582

Metals & Mining : 0.44%
Indalex Holdings Corporation (a)†	11.50	2-1-2021	5,646,283	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	800,000	796,400
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	550,000	583,000
Novelis Corporation 144A	5.88	9-30-2026	850,000	906,874
				2,286,274

Paper & Forest Products : 0.94%
Clearwater Paper Corporation 144A	5.38	2-1-2025	798,000	816,953
Vertical US Newco Incorporated 144A	5.25	7-15-2027	3,775,000	4,001,500
				4,818,453

Real Estate : 3.97%

Equity REITs : 3.97%
CoreCivic Incorporated	4.63	5-1-2023	800,000	778,000
CoreCivic Incorporated	5.00	10-15-2022	2,325,000	2,281,406
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,251,125
SBA Communications Corporation 144A	3.88	2-15-2027	875,000	905,625
SBA Communications Corporation	4.00	10-1-2022	300,000	304,050
Service Properties Trust Company	3.95	1-15-2028	1,860,000	1,541,940
Service Properties Trust Company	4.38	2-15-2030	1,425,000	1,163,156

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Service Properties Trust Company	4.75%	10-1-2026	$675,000	$594,000
Service Properties Trust Company	4.95	2-15-2027	1,850,000	1,674,805
Service Properties Trust Company	5.25	2-15-2026	1,050,000	945,000
Service Properties Trust Company	7.50	9-15-2025	250,000	265,060
The Geo Group Incorporated	5.13	4-1-2023	1,874,000	1,597,585
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,465,250
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	2,318,063
The Geo Group Incorporated	6.00	4-15-2026	1,760,000	1,357,400
				20,442,465

Utilities : 6.42%

Electric Utilities : 1.44%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,150,000	2,289,750
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	350,000	372,750
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,751,875
PG&E Corporation	5.00	7-1-2028	475,000	488,751
PG&E Corporation	5.25	7-1-2030	475,000	494,000
				7,397,126

Gas Utilities : 0.04%
AmeriGas Partners LP	5.63	5-20-2024	200,000	215,000

Independent Power & Renewable Electricity Producers : 4.94%
NSG Holdings LLC 144A	7.75	12-15-2025	5,460,908	5,529,170
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	8,518,000	8,773,540
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,225,000	7,573,968
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,000,000	1,085,000
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,480,625
				25,442,303

Total Corporate Bonds and Notes (Cost $565,851,023)				567,418,863

Loans : 7.10%

Communication Services : 2.01%

Diversified Telecommunication Services : 0.00%
Intelsat Jackson Holdings SA 2020 Dip Term Loan (3 Month LIBOR +5.50%) ±	5.05	7-13-2022	10,085	10,254

Media : 2.01%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	4.66	8-27-2026	6,726,342	6,497,915
Hubbard Radio LLC (6 Month LIBOR +4.25%) ±	5.25	3-28-2025	1,280,085	1,194,741
Montreign Operating Company LLC (1 Month LIBOR +2.25%) ±‡	2.42	3-22-2021	2,942,956	2,678,090
				10,370,746

Consumer Discretionary : 0.11%

Hotels, Restaurants & Leisure : 0.11%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.00	8-8-2021	599,916	586,868

Consumer Staples : 0.09%

Food Products : 0.09%
Atkins Nutritionals Holdings II Incorporated (1 Month LIBOR +3.75%) ±‡	4.75	7-7-2024	460,507	459,356

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy : 1.15%

Oil, Gas & Consumable Fuels : 1.15%
Crestwood Holdings LLC (1 Month LIBOR +7.50%) ±	7.69%	3-6-2023	$2,525,000	$1,636,528
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	7.75	10-29-2025	1,225,000	839,125
EPIC Crude Services LP (3 Month LIBOR +5.00%) ±<	5.37	3-2-2026	4,400,000	3,428,348
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±<	6.25	4-12-2024	1,378	955
				5,904,956

Financials : 2.57%

Capital Markets : 1.35%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	3.92	11-9-2026	1,417,875	1,404,405
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.18	3-1-2026	1,575,236	1,558,996
Victory Capital Management Incorporated (3 Month LIBOR +2.50%) ±	2.80	7-1-2026	4,059,930	3,982,101
				6,945,502

Diversified Financial Services : 0.85%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	8.50	4-30-2023	2,110,000	1,941,200
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) ±	4.77	10-19-2026	2,488,027	2,446,552
				4,387,752

Insurance : 0.37%
HUB International Limited (3 Month LIBOR +4.00%) ±	5.00	4-25-2025	1,442,750	1,443,269
USI Incorporated (3 Month LIBOR +4.00%) ±	4.31	12-2-2026	447,750	441,146
				1,884,415

Information Technology : 0.87%

IT Services : 0.46%
Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) ±	5.14	2-18-2027	600,000	589,500
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) ±	3.81	8-1-2024	498,718	400,845
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.59	8-1-2025	3,125,000	1,380,875
				2,371,220

Software : 0.41%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.76	7-24-2026	2,133,875	2,094,761

Materials : 0.30%

Containers & Packaging : 0.23%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.91	2-5-2023	1,178,603	1,153,357

Paper & Forest Products : 0.07%
Clearwater Paper Corporation (3 Month LIBOR +3.25%) ±‡	4.25	7-26-2026	378,812	376,918

Total Loans (Cost $38,480,087)				36,546,105

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Income Opportunities Fund

		Expiration date	Shares	Value
Rights : 0.08%

Utilities : 0.08%

Independent Power & Renewable Electricity Producers : 0.08%
Vistra Energy Corporation †		12-31-2046	559,650	$391,755

Total Rights (Cost $580,356)				391,755

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 10.32%

Communication Services : 1.32%

Diversified Telecommunication Services : 0.28%
Intelsat Connect Finance Company 144A†	9.50%	2-15-2023	$825,000	239,250
Intelsat Luxembourg SA †	8.13	6-1-2023	2,175,000	108,750
Telesat Canada Incorporated 144A	6.50	10-15-2027	1,075,000	1,104,885
				1,452,885

Media : 1.04%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	4,105,080
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	578,000	580,168
Virgin Media Finance plc 144A	5.00	7-15-2030	625,000	653,025
				5,338,273

Energy : 1.13%

Oil, Gas & Consumable Fuels : 1.13%
Baytex Energy Corporation 144A	5.63	6-1-2024	3,700,000	2,257,000
Baytex Energy Corporation 144A	8.75	4-1-2027	6,475,000	3,350,813
Cenovus Energy Incorporated	5.38	7-15-2025	240,000	240,308
Griffin Coal Mining Company Limited 144A†(a)	9.50	12-1-2016	1,396,100	0
Griffin Coal Mining Company Limited †(a)	9.50	12-1-2016	191,090	0
				5,848,121

Financials : 1.88%

Diversified Financial Services : 1.88%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	9,440,000	5,911,800
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	229,781
Intelsat Jackson Holdings SA 144A†	8.50	10-15-2024	3,400,000	2,244,000
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	1,225,000	1,289,435
				9,675,016

Health Care : 3.85%

Pharmaceuticals : 3.85%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	750,000	753,735
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	750,000	765,938
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	1,226,000	1,226,000
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	959,882
Bausch Health Companies Incorporated 144A	5.75	8-15-2027	175,000	189,942
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	484,000	484,000
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,875,000	4,000,938
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	2,850,000	3,027,555
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	1,100,000	1,149,478
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	380,625
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	192,500
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	1,750,000	1,493,083

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV		6.75%	3-1-2028	$4,675,000	$5,189,250
					19,812,926

Industrials : 1.85%

Commercial Services & Supplies : 1.58%
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	7,875,000	8,148,971

Electrical Equipment : 0.16%
Sensata Technologies BV 144A		5.00	10-1-2025	770,000	831,600

Machinery : 0.11%
Vertical Holdco GmbH 144A		7.63	7-15-2028	500,000	531,250

Materials : 0.29%

Containers & Packaging : 0.29%
Ardagh Packaging Finance plc 144A		5.25	4-30-2025	375,000	397,500
OI European Group BV 144A		4.00	3-15-2023	1,075,000	1,083,063
					1,480,563

Total Yankee Corporate Bonds and Notes (Cost $62,331,546)					53,119,605

		Yield		Shares
Short-Term Investments : 0.60%

Investment Companies : 0.60%
Wells Fargo Government Money Market Select Class (l)(u)##		0.10		3,109,065	3,109,065

Total Short-Term Investments (Cost $3,109,065)					3,109,065

Total investments in securities (Cost $689,023,449)	130.01%				669,414,513
Other assets and liabilities, net	(30.01)				(154,515,118)

Total net assets	100.00%				$514,899,395

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$10,523,431	$34,240,096	$(41,654,462)	$0	$0	$2,956	$3,109,065	0.60%

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2020, the Fund had unfunded loan commitments of $423,503.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$8,828,682	$0	$0	$8,828,682
Materials	438	0	0	438

Corporate bonds and notes	0	567,418,863	0	567,418,863
Loans	0	31,090,541	5,455,564	36,546,105
Rights
Utilities	0	391,755	0	391,755
Yankee corporate bonds and notes	0	53,119,605	0	53,119,605
Short-term investments
Investment companies	3,109,065	0	0	3,109,065

Total assets	$11,938,185	$652,020,764	$5,455,564	$669,414,513

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of April 30, 2020	$5,851,645
Accrued discounts (premiums)	1,463
Realized gains (losses)	428
Change in unrealized gains (losses)	286,528
Purchases	0
Sales	(95,000)
Transfers into Level 3	0
Transfers out of Level 3	(589,500)

Balance as of July 31, 2020	$5,455,564

Change in unrealized gains (losses) relating to securities still held at July 31, 2020	$284,648

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.